i

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5%
	ADVERTISING & MARKETING - 0.0%(a)
4,406	Tenerity, Inc.(b),(C)	$ –

	AEROSPACE & DEFENSE - 0.5%
14,949	Airbus S.E.	2,387,317
118,891	Bombardier, Inc.(b)	4,394,691
		6,782,008
	APPAREL & TEXTILE PRODUCTS - 1.1%
3,678,135	Dr. Martens PLC	4,153,267
270,711	Levi Strauss & Company, Class A(f)	4,407,175
987,732	Samsonite International S.A.(b)	2,754,253
191,394	Under Armour, Inc., Class C(b)	1,416,316
395,865	Unifi, Inc.(b)	2,501,867
		15,232,878
	ASSET MANAGEMENT - 0.2%
164,235	Silvercrest Asset Management Group, Inc., Class A	2,739,440

	AUTOMOTIVE - 0.3%
98,015	Methode Electronics, Inc.	2,034,791
50,964	Standard Motor Products, Inc.	2,056,397
		4,091,188
	BANKING - 1.3%
338,041	Citigroup, Inc.(f)	18,987,764

	BEVERAGES - 0.4%
2,932,106	Becle S.A.B. de C.V.	5,462,546

	BIOTECH & PHARMA - 3.5%
129,170	Anika Therapeutics, Inc.(b)	3,038,078
518,209	Lexaria Bioscience Corporation(b)(f)	761,767
886,731	Lyell Immunopharma, Inc.(b)	1,622,718
3,687,889	Viatris, Inc.(f)	43,406,454
630,182	Xeris Biopharma Holdings, Inc.(b)	1,550,248
		50,379,265

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	CABLE & SATELLITE - 1.4%
219,253	Comcast Corporation, Class A(f)	$ 10,204,035
132,498	Liberty Broadband Corporation - Series C(b)	10,394,468
		20,598,503
	CHEMICALS - 3.6%
798,880	American Vanguard Corporation	8,723,770
125,566	Eastman Chemical Company(f)	10,491,039
41,792	Evonik Industries A.G.	774,202
352,560	FMC Corporation(f)	19,813,872
46,285	Ingevity Corporation(b)	2,016,175
431,907	Mativ, Inc.	5,195,841
180,140	Neo Performance Materials, Inc.	1,033,177
25,831	Rogers Corporation(b)	2,977,539
		51,025,615
	COMMERCIAL SUPPORT SERVICES - 3.5%
273,460	ADT, Inc.	1,785,694
1,208,068	Alight, Inc., Class A(b)(f)	10,775,967
20,809	Civeo Corporation	461,960
1,146,970	CoreCivic, Inc.(b)(f)	16,309,914
27,776	Forrester Research, Inc.(b)	707,732
541,852	GEO Group, Inc. (The)(b)	6,025,394
314,157	Healthcare Services Group, Inc.(b)	2,965,642
246,128	Heidrick & Struggles International, Inc.(f)	7,376,456
155,346	Resources Connection, Inc.	2,090,957
139,666	ZipRecruiter, Inc.(b)	1,944,151
		50,443,867
	CONSUMER SERVICES - 2.1%
85,589	Park Lawn Corporation	1,273,381
121,659	Stride, Inc.(b)(f)	7,293,457
1,604,308	Udemy, Inc.(b)(f)	21,802,546
		30,369,384
	CONTAINERS & PACKAGING - 1.5%
347,544	DS Smith PLC	1,244,705
385,731	Sealed Air Corporation	13,327,006

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	CONTAINERS & PACKAGING - 1.5% (Continued)
128,972	Sonoco Products Company	$ 7,338,507
		21,910,218
	DIVERSIFIED INDUSTRIALS - 1.2%
187,210	3M Company	17,663,264

	E-COMMERCE DISCRETIONARY - 4.2%
114,666	Alibaba Group Holding Ltd. - ADR	8,275,445
911,714	eBay, Inc.(f)	37,444,095
204,522	Etsy, Inc.(b)(f)	13,612,984
213,938	PetMed Express, Inc.	1,328,555
		60,661,079
	ELECTRIC UTILITIES - 3.4%
144,983	ALLETE, Inc.	8,569,945
202,395	Ameren Corporation(f)	14,080,620
58,510	American Electric Power Company, Inc.	4,571,971
147,281	Avista Corporation	5,009,027
293,585	Eversource Energy(f)	15,918,179
		48,149,742
	ELECTRICAL EQUIPMENT - 2.0%
34,201	Belden, Inc.	2,537,030
214,786	FARO Technologies, Inc.(b)	4,862,755
55,645	Generac Holdings, Inc.(b)	6,325,167
57,614	nLight, Inc.(b)	747,830
377,752	Sensata Technologies Holding PLC	13,663,291
		28,136,073
	ENGINEERING & CONSTRUCTION - 1.0%
337,457	Frontdoor, Inc.(b)(f)	11,055,091
463,609	Mistras Group, Inc.(b)(f)	3,602,242
		14,657,333
	ENTERTAINMENT CONTENT - 1.8%
2,542,528	Warner Bros Discovery, Inc.(b)(f)	25,476,131

	FOOD - 3.5%
355,053	Conagra Brands, Inc.(f)	10,349,795

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	FOOD - 3.5% (Continued)
241,988	Fresh Del Monte Produce, Inc.	$ 5,948,065
687,439	Hain Celestial Group, Inc. (The)(b)	7,362,472
284,508	Kellanova(f)	15,579,658
563,862	Nomad Foods Ltd.(b)(f)	10,143,877
		49,383,867
	HEALTH CARE FACILITIES & SERVICES – 2.9%
198,057	CVS Health Corporation	14,729,499
821,310	Pediatrix Medical Group, Inc.(b)(f)	7,687,462
896,989	Premier, Inc., Class A(f)	19,392,901
		41,809,862
	HOME & OFFICE PRODUCTS - 0.7%
517,154	Newell Brands, Inc.	4,302,721
54,677	Whirlpool Corporation	5,988,225
		10,290,946
	HOME CONSTRUCTION - 0.3%
127,823	Caesarstone Ltd.(b)(f)	511,292
33,812	Mohawk Industries, Inc.(b)	3,524,901
		4,036,193
	INDUSTRIAL SUPPORT SERVICES - 0.2%
163,115	Resideo Technologies, Inc.(b)	2,735,439

	INSTITUTIONAL FINANCIAL SERVICES - 1.3%
206,682	Euronext N.V.	18,234,020

	INTERNET MEDIA & SERVICES - 5.1%
941,704	Deliveroo PLC(b)	1,402,286
158,445	Expedia Group, Inc.(b)(f)	23,502,147
335,106	Fiverr International Ltd.(b)	9,021,054
55,406	GoodRx Holdings, Inc.(b)	332,436
1,126,441	Lyft, Inc.(b)(f)	14,069,248
166,617	Shutterstock, Inc.(f)	7,826,000
329,778	TripAdvisor, Inc.(b)	7,123,205
323,318	Upwork, Inc.(b)(f)	4,432,690

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	INTERNET MEDIA & SERVICES - 5.1% (Continued)
975,330	Vivid Seats, Inc.(b)	$ 5,598,394
		73,307,460
	LEISURE FACILITIES & SERVICES - 2.7%
232,715	El Pollo Loco Holdings, Inc.(b)	2,154,941
1,027,830	Melco Resorts & Entertainment Ltd. - ADR(b)	8,027,352
448,464	Noodles & Company(b)	1,139,099
1,212,399	Penn Entertainment, Inc.(b)(f)	27,339,597
		38,660,989
	MACHINERY - 0.4%
81,067	Douglas Dynamics, Inc.	2,038,835
938,326	GrafTech International Ltd.	1,247,974
59,665	Hurco Companies, Inc.	1,438,523
176,981	Luxfer Holdings PLC	1,456,554
		6,181,886
	MEDICAL EQUIPMENT & DEVICES - 5.8%
158,518	Avanos Medical, Inc.(b)	3,041,960
249,741	Bausch + Lomb Corporation(b)	3,498,871
359,702	Baxter International, Inc.(f)	13,916,870
106,785	Castle Biosciences, Inc.(b)	2,464,598
383,583	Envista Holdings Corporation(b)	9,014,201
129,860	Illumina, Inc.(b)(f)	18,571,279
571,901	Novocure Ltd.(b)	7,960,862
316,585	QuidelOrtho Corporation(b)(f)	21,689,239
151,985	Tandem Diabetes Care, Inc.(b)	3,465,258
		83,623,138
	METALS & MINING - 4.7%
6,790,118	Argonaut Gold, Inc.(b)	1,944,681
59,363	Aurubis A.G.	4,301,332
605,138	Barrick Gold Corporation	9,440,153
114,166	Compass Minerals International, Inc.	2,567,593
856,091	Eldorado Gold Corporation(b)	10,452,871
1,040,816	Equinox Gold Corporation(b)	4,579,590
3,159,194	Kinross Gold Corporation(f)	17,407,158
6,209,591	New Gold, Inc.(b)	7,575,701

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	METALS & MINING - 4.7% (Continued)
1,800,306	Northern Dynasty Minerals Ltd.(b)	$ 438,915
2,788,793	OceanaGold Corporation	5,580,573
596,638	Osisko Mining, Inc.(b)	1,073,948
590,883	Osisko Mining, Inc.(b)	1,063,720
43,950	Seabridge Gold, Inc.(b)	461,915
		66,888,150
	OIL & GAS PRODUCERS - 9.7%
187,379	Chord Energy Corporation(f)	28,811,395
220,684	Civitas Resources, Inc.	14,302,530
1,356,491	Crescent Point Energy Corporation(f)	8,844,321
1,093,765	Energy Transfer, L.P.	15,640,840
285,357	Enterprise Products Partners, L.P.	7,636,153
242,290	Murphy Oil Corporation	9,376,623
421,898	Ovintiv, Inc.	17,896,913
171,952	PHX Minerals, Inc.	548,527
187,341	SandRidge Energy, Inc.	2,735,179
242,138	Shell PLC - ADR	15,232,901
1,563,062	Southwestern Energy Company(b)(f)	10,081,750
723,087	Vermilion Energy, Inc.	7,772,642
		138,879,774
	OIL & GAS SERVICES & EQUIPMENT - 0.3%
302,680	DNOW, Inc.(b)	3,054,041
131,714	US Silica Holdings, Inc.(b)	1,411,974
		4,466,015
	REAL ESTATE INVESTMENT TRUSTS - 0.8%
490,145	Cousins Properties, Inc.(f)	11,229,222

	RENEWABLE ENERGY - 2.2%
320,512	Shoals Technologies Group, Inc., Class A(b)	4,221,143
400,878	SolarEdge Technologies, Inc.(b)	26,658,387
		30,879,530
	RETAIL - CONSUMER STAPLES - 1.3%
386,640	HelloFresh S.E.(b)	5,167,733
113,732	Sprouts Farmers Market, Inc.(b)	5,728,681

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	RETAIL - CONSUMER STAPLES - 1.3% (Continued)
319,108	Walgreens Boots Alliance, Inc.	$ 7,202,267
		18,098,681
	RETAIL - DISCRETIONARY - 3.0%
107,464	Advance Auto Parts, Inc.	7,183,968
410,050	Foot Locker, Inc.(f)	11,547,007
100,789	Kohl's Corporation	2,596,325
382,490	Macy's, Inc.(f)	6,995,742
141,924	Monro, Inc.	4,521,699
393,157	Sally Beauty Holdings, Inc.(b)	4,843,694
424,566	Warby Parker, Inc.(b)	5,413,217
		43,101,652
	SEMICONDUCTORS - 1.0%
144,453	IPG Photonics Corporation(b)(f)	14,140,504

	SOFTWARE - 10.6%
1,884,896	8x8, Inc.(b)	6,333,251
3,194,882	Clarivate PLC(b)(f)	28,562,244
151,423	Computer Programs and Systems, Inc.(b)	1,533,915
322,504	Domo, Inc.(b)	3,505,618
165,177	Everbridge, Inc.(b)	3,693,358
103,993	Omnicell, Inc.(b)	3,345,455
523,779	Riskified Ltd.(b)	2,404,146
232,930	Smartsheet, Inc., Class A(b)(f)	10,474,862
439,842	SS&C Technologies Holdings, Inc.(f)	26,839,158
101,249	Upland Software, Inc.(b)	420,183
281,112	Veradigm, Inc.(b)	2,566,553
387,109	Viant Technology, Inc.(b)	3,317,524
664,247	Vimeo, Inc.(b)	2,637,061
943,941	Yext, Inc.(b)	5,597,570
99,806	Ziff Davis, Inc.(b)	6,726,924
682,391	Zoom Video Communications, Inc., Class A(b)(f)	44,089,282
		152,047,104

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS — 108.5% (Continued)
	SPECIALTY FINANCE - 0.1%
57,268	PRA Group, Inc.(b)	$ 1,303,992

	STEEL - 0.1%
86,274	Algoma Steel Group, Inc. (f)	719,525

	TECHNOLOGY HARDWARE - 2.4%
563,065	Comtech Telecommunications Corporation	3,564,201
367,852	NCR Voyix Corporation(b)	5,407,424
66,728	NETGEAR, Inc.(b)	947,538
7,792	Samsung Electronics Company Ltd.	10,659,456
149,533	Sanmina Corporation(b)	8,945,064
54,863	TD SYNNEX Corporation	5,485,203
		35,008,886
	TECHNOLOGY SERVICES - 8.2%
1,601,246	Converge Technology Solutions Corporation	5,407,844
225,908	Fidelity National Information Services, Inc.	14,065,032
5,270	FleetCor Technologies, Inc.(b)	1,527,931
117,546	Global Payments, Inc.	15,660,654
282,457	Nuvei Corporation	6,860,881
431,706	Nuvei Corporation	10,491,739
526,559	PayPal Holdings, Inc.(b)(f)	32,304,394
134,326	TELUS International CDA, Inc.(b)	1,156,547
75,191	Thoughtworks Holding, Inc.(b)	351,894
193,966	TTEC Holdings, Inc.	3,953,027
125,000	WEX, Inc.(b)(f)	25,548,750
		117,328,693
	TELECOMMUNICATIONS - 5.2%
7,881,053	Airtel Africa PLC	11,206,283
2,554,456	AT&T, Inc. (f)	45,188,326
39,752	EchoStar Corporation, Class A(b)	532,279
410,354	Verizon Communications, Inc.(f)	17,378,492
		74,305,380
	TRANSPORTATION & LOGISTICS - 1.5%
117,031	Copa Holdings S.A., Class A	11,241,997

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares				Fair Value
	COMMON STOCKS — 108.5% (Continued)
	TRANSPORTATION & LOGISTICS - 1.5% (Continued)
1,228,791	Deutsche Lufthansa A.G.(b)			$ 10,287,059
				21,529,056
	WHOLESALE - CONSUMER STAPLES - 0.5%
107,657	Archer-Daniels-Midland Company			5,983,576
54,890	United Natural Foods, Inc.(b)			818,410
				6,801,986
	WHOLESALE - DISCRETIONARY - 1.0%
983,319	OPENLANE, Inc.(b)			13,845,132

	TOTAL COMMON STOCKS (Cost $1,427,418,206)			1,551,603,380

	PREFERRED STOCKS — 0.2%

	AUTOMOTIVE — 0.2%
49,066	Porsche Automobil Holding S.E.			2,465,228
	TOTAL PREFERRED STOCKS (Cost $2,641,233)

		Expiration Date	Exercise Price
	WARRANT — 0.0%(a)
	BIOTECH & PHARMA - 0.0% (a)
320,380	Lexaria Bioscience Corporation Warrants	05/12/2028	$ 0.95	330,953

	TOTAL WARRANT (Cost $3,204)			330,953

	SHORT-TERM INVESTMENTS — 8.5%
	MONEY MARKET FUNDS - 8.5%
121,351,401	First American Government Obligations Fund, Class X, 5.25% (Cost $121,351,401)(d)			121,351,401

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Contracts(e)
	EQUITY OPTIONS PURCHASED - 0.1%	Expiration Date	Exercise Price	Notional Value	Fair Value
	PUT OPTIONS PURCHASED - 0.1%
922	Invesco QQQ Trust Series 1	03/15/2024	$ 349.78	$ 38,444,634	$ 45,178
924	Invesco QQQ Trust Series 1	03/15/2024	350.00	38,528,028	46,200
922	Invesco QQQ Trust Series 1	03/15/2024	374.78	38,444,634	106,030
924	Invesco QQQ Trust Series 1	03/15/2024	375.00	38,528,028	112,728
3,693	iShares Russell 2000 ETF	02/16/2024	180.00	71,230,584	177,264
4,616	iShares U.S. Home Construction ETF	02/16/2024	90.00	46,150,768	46,160
2,770	SPDR S&P 500 ETF Trust	02/29/2024	430.00	133,757,760	108,030
3,700	SPDR S&P Bank ETF	03/15/2024	40.00	16,568,600	125,800
3,700	SPDR S&P Bank ETF	03/15/2024	42.00	16,568,600	222,000
	TOTAL PUT OPTIONS PURCHASED (Cost - $2,811,784)				989,390

	TOTAL EQUITY OPTIONS PURCHASED (Cost - $2,811,784)				989,390

	TOTAL INVESTMENTS - 117.3% (Cost $1,554,225,828)				$ 1,676,740,352
	LIABILITIES IN EXCESS OF OTHER ASSETS - (17.3)%				(246,881,170)
	NET ASSETS - 100.0%				$ 1,429,859,182

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)%
	ADVERTISING & MARKETING - (0.6)%
(117,685)	Trade Desk, Inc. (The), Class A	$ (8,053,185)

	AEROSPACE & DEFENSE - (0.4)%
(9,275)	Boeing Company (The)	(1,957,396)
(373,636)	Joby Aviation, Inc.	(2,040,053)
(1,313)	TransDigm Group, Inc.	(1,434,689)
		(5,432,138)
	APPAREL & TEXTILE PRODUCTS - (1.5)%
(206,353)	Birkenstock Holding PLC	(9,572,716)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	APPAREL & TEXTILE PRODUCTS - (1.5)% (Continued)
(32,151)	Crocs, Inc.	$ (3,262,683)
(4,329)	Hermes International	(9,157,554)
		(21,992,953)
	ASSET MANAGEMENT - (4.6)%
(97,721)	Ares Management Corporation, Class A	(11,871,147)
(201,487)	Blackstone, Inc.	(25,075,057)
(605,957)	Blue Owl Capital, Inc.	(9,416,572)
(62,071)	Cohen & Steers, Inc.	(4,371,040)
(345,471)	TPG, Inc.	(14,381,958)
		(65,115,774)
	AUTOMOTIVE - (0.9)%
(1,055,841)	Aurora Innovation, Inc.	(3,156,964)
(182,502)	QuantumScape Corporation	(1,242,839)
(47,778)	Tesla, Inc.	(8,948,341)
		(13,348,144)
	BANKING - (5.6)%
(132,717)	Ameris Bancorp	(6,588,072)
(48,529)	BancFirst Corporation	(4,295,302)
(428,001)	Bank of America Corporation	(14,556,314)
(51,168)	Banner Corporation	(2,383,405)
(72,068)	Comerica, Inc.	(3,789,335)
(116,441)	Community Bank System, Inc.	(5,329,505)
(60,427)	First Bancorp	(2,088,357)
(200,021)	First Financial Bankshares, Inc.	(6,246,656)
(303,544)	KeyCorporation	(4,410,494)
(72,252)	NBT Bancorp, Inc.	(2,570,004)
(288,730)	Regions Financial Corporation	(5,390,589)
(45,825)	ServisFirst Bancshares, Inc.	(3,076,691)
(335,311)	US Bancorp	(13,928,819)
(32,173)	Western Alliance Bancorp	(2,057,785)
(96,605)	Zions Bancorp NA	(4,047,749)
		(80,759,077)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	BEVERAGES - (0.1)%
(101,718)	Vita Coco Company, Inc. (The)	$ (2,002,827)

	BIOTECH & PHARMA - (1.8)%
(67,249)	Bridgebio Pharma, Inc.	(2,305,968)
(21,466)	Eli Lilly and Company	(13,858,664)
(147,724)	Ultragenyx Pharmaceutical, Inc.	(6,516,106)
(19,085)	Zoetis, Inc.	(3,584,354)
		(26,265,092)
	CHEMICALS - (0.6)%
(31,512)	WD-40 Company	(8,160,978)

	COMMERCIAL SUPPORT SERVICES - (2.4)%
(112,408)	Casella Waste Systems, Inc., Class A	(9,592,899)
(46,280)	CorVel Corporation	(10,891,535)
(146,854)	Rollins, Inc.	(6,360,247)
(62,555)	TriNet Group, Inc.	(7,112,504)
		(33,957,185)
	CONSTRUCTION MATERIALS - (0.8)%
(60,783)	Simpson Manufacturing Company, Inc.	(11,001,115)

	ELECTRICAL EQUIPMENT - (2.3)%
(65,604)	Badger Meter, Inc.	(9,446,320)
(87,670)	Novanta, Inc.	(13,549,399)
(66,743)	Powell Industries, Inc.	(7,911,048)
(27,845)	Vertiv Holdings Company	(1,568,509)
		(32,475,276)
	ENGINEERING & CONSTRUCTION - (2.9)%
(97,914)	Exponent, Inc.	(8,635,036)
(32,185)	IES Holdings, Inc.	(2,637,883)
(71,950)	Installed Building Products, Inc.	(14,019,457)
(31,192)	Sterling Infrastructure, Inc.	(2,342,519)
(37,307)	TopBuild Corporation	(13,771,133)
		(41,406,028)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	FOOD - (1.2)%
(228,894)	BellRing Brands, Inc.	$ (12,650,971)
(53,323)	Cal-Maine Foods, Inc.	(2,955,161)
(52)	Lotus Bakeries N.V.	(445,154)
(95,180)	Vital Farms, Inc.	(1,368,688)
		(17,419,974)
	FORESTRY, PAPER & WOOD PRODUCTS - (0.8)%
(139,248)	Trex Company, Inc.	(11,345,927)

	HEALTH CARE FACILITIES & SERVICES - (3.3)%
(1,599,838)	Ginkgo Bioworks Holdings, Inc.	(1,935,804)
(28,199)	ICON PLC	(7,356,273)
(47,478)	Medpace Holdings, Inc.	(13,843,635)
(436,624)	NeoGenomics, Inc.	(6,483,866)
(218,212)	RadNet, Inc.	(8,067,298)
(311,342)	Surgery Partners, Inc.	(9,555,086)
		(47,241,962)
	HOME & OFFICE PRODUCTS - (1.5)%
(425,409)	Tempur Sealy International, Inc.	(21,223,655)

	HOME CONSTRUCTION - (1.7)%
(214,868)	Dream Finders Homes, Inc.	(7,062,711)
(132,315)	Griffon Corporation	(7,708,672)
(53,464)	LGI Homes, Inc.	(6,309,287)
(30,529)	Patrick Industries, Inc.	(3,064,806)
		(24,145,476)
	INDUSTRIAL SUPPORT SERVICES - (2.2)%
(244,639)	Core & Main, Inc.	(10,106,037)
(71,920)	SiteOne Landscape Supply, Inc.	(11,115,237)
(20,741)	Watsco, Inc.	(8,109,316)
(1,678)	WW Grainger, Inc.	(1,502,884)
		(30,833,474)
	INSURANCE - (1.5)%
(94,843)	Goosehead Insurance, Inc., Class A	(7,321,880)
(92,206)	RLI Corporation	(12,574,132)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	INSURANCE - (1.5)% (Continued)
(37,953)	Ryan Specialty Holdings, Inc., Class A	$ (1,644,124)
		(21,540,136)
	INTERNET MEDIA & SERVICES - (1.6)%
(156,439)	Hemnet Group A.B.	(4,224,372)
(66,415)	Roku, Inc.	(5,848,505)
(42,590)	VeriSign, Inc.	(8,470,299)
(69,499)	Zillow Group, Inc., Class C	(3,950,323)
		(22,493,499)
	LEISURE FACILITIES & SERVICES - (4.2)%
(62,269)	Churchill Downs, Inc.	(7,532,681)
(175,843)	DraftKings, Inc., Class A	(6,866,669)
(22,215)	Evolution A.B.	(2,610,860)
(95,471)	Planet Fitness, Inc.	(6,469,115)
(70,480)	Red Rock Resorts, Inc., Class A	(3,853,846)
(28,108)	Royal Caribbean Cruises Ltd.	(3,583,770)
(131,105)	Shake Shack, Inc., Class A	(9,906,294)
(52,583)	Wingstop, Inc.	(14,781,607)
(46,919)	Wynn Resorts Ltd.	(4,430,561)
		(60,035,403)
	LEISURE PRODUCTS - (1.1)%
(85,474)	Brunswick Corporation	(6,896,043)
(319,442)	Dometic Group A.B.	(2,544,821)
(58,796)	LCI Industries	(6,542,819)
		(15,983,683)
	MACHINERY - (0.7)%
(35,954)	Kadant, Inc.	(10,282,845)

	MEDICAL EQUIPMENT & DEVICES - (1.9)%
(138,095)	10X Genomics, Inc., Class A	(5,754,419)
(16,447)	Align Technology, Inc.	(4,396,612)
(24,065)	Glaukos Corporation	(2,142,507)
(29,982)	IDEXX Laboratories, Inc.	(15,443,129)
		(27,736,667)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	METALS & MINING - (1.0)%
(35,472)	Alpha Metallurgical Resources, Inc.	$ (14,161,841)

	REAL ESTATE INVESTMENT TRUSTS - (3.9)%
(91,553)	American Tower Corporation	(17,912,344)
(293,105)	Gaming and Leisure Properties, Inc.	(13,380,243)
(338,824)	Iron Mountain, Inc.	(22,877,397)
(12,838)	Simon Property Group, Inc.	(1,779,475)
		(55,949,459)
	REAL ESTATE SERVICES - (1.4)%
(130,199)	Colliers International Group, Inc.	(15,290,571)
(656,657)	Redfin Corporation	(5,358,321)
		(20,648,892)
	RETAIL - DISCRETIONARY - (3.8)%
(12,770)	Asbury Automotive Group, Inc.	(2,669,696)
(2,010)	AutoZone, Inc.	(5,551,881)
(128,525)	Builders FirstSource, Inc.	(22,328,649)
(148,739)	Carvana Company	(6,404,701)
(16,594)	Freshpet, Inc.	(1,428,743)
(5,746)	Lululemon Athletica, Inc.	(2,607,650)
(33,361)	Tractor Supply Company	(7,492,881)
(33,439)	Williams-Sonoma, Inc.	(6,466,768)
		(54,950,969)

	SEMICONDUCTORS - (10.6)%
(195,302)	Ambarella, Inc.	(10,265,073)
(122,984)	Amkor Technology, Inc.	(3,893,673)
(49,600)	Analog Devices, Inc.	(9,541,056)
(109,658)	ARM Holdings PLC - ADR	(7,749,531)
(30,456)	Axcelis Technologies, Inc.	(3,960,803)
(70,058)	Entegris, Inc.	(8,245,827)
(31,847)	FormFactor, Inc.	(1,234,708)
(82,998)	Lattice Semiconductor Corporation	(5,051,258)
(137,059)	MACOM Technology Solutions Holdings, Inc.	(11,818,598)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	SEMICONDUCTORS - (10.6)% (Continued)
(39,928)	Marvell Technology, Inc.	$ (2,703,126)
(185,824)	Microchip Technology, Inc.	(15,828,488)
(23,516)	Monolithic Power Systems, Inc.	(14,173,564)
(9,799)	NVIDIA Corporation	(6,029,031)
(137,526)	Power Integrations, Inc.	(10,308,949)
(78,533)	Rambus, Inc.	(5,381,866)
(64,340)	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	(7,267,846)
(93,461)	Texas Instruments, Inc.	(14,964,975)
(76,409)	Universal Display Corporation	(12,971,956)
		(151,390,328)
	SOFTWARE - (14.3)%
(130,044)	Altair Engineering, Inc., Class A	(11,056,341)
(36,513)	Atlassian Corp PLC, Class A	(9,119,852)
(174,529)	Bentley Systems, Inc., Class B	(8,796,262)
(25,735)	Cadence Design Systems, Inc.	(7,423,518)
(161,954)	Cloudflare, Inc., Class A	(12,802,464)
(9,518)	Crowdstrike Holdings, Inc., Class A	(2,784,015)
(108,799)	Dayforce, Inc.	(7,563,706)
(24,344)	Duolingo, Inc.	(4,354,898)
(40,073)	GitLab, Inc. - Class A	(2,849,591)
(80,977)	Global-e Online Ltd.	(3,058,501)
(121,758)	Guidewire Software, Inc.	(13,597,933)
(208,916)	JFrog Ltd.	(6,796,037)
(37,839)	Manhattan Associates, Inc.	(9,178,228)
(30,622)	MongoDB, Inc.	(12,264,723)
(393,794)	Palantir Technologies, Inc., Class A	(6,336,145)
(35,452)	Palo Alto Networks, Inc.	(12,000,857)
(103,176)	Pro Medicus Ltd.	(6,873,437)
(6,488)	Qualys, Inc.	(1,227,335)
(390,071)	Samsara, Inc., Class A	(12,248,229)
(10,323)	ServiceNow, Inc.	(7,901,224)
(124,321)	Shopify, Inc., Class A	(9,954,382)
(65,903)	Snowflake, Inc.	(12,893,263)
(28,724)	SPS Commerce, Inc.	(5,279,471)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	SOFTWARE - (14.3)% (Continued)
(23,162)	Tyler Technologies, Inc.	$ (9,791,736)
(46,817)	Upstart Holdings, Inc.	(1,486,908)
(80,863)	Workiva, Inc.	(7,515,407)
		(205,154,463)
	SPECIALTY FINANCE - (1.9)%
(35,693)	American Express Company	(7,165,013)
(17,943)	Credit Acceptance Corporation	(9,708,418)
(36,606)	Discover Financial Services	(3,862,665)
(169,590)	Marathon Digital Holdings, Inc.	(3,006,831)
(334,164)	Rocket Companies, Inc.	(4,113,559)
		(27,856,486)
	STEEL - (0.2)%
(20,983)	Carpenter Technology Corporation	(1,292,343)
(8,280)	Nucor Corporation	(1,547,780)
		(2,840,123)
	TECHNOLOGY HARDWARE - (3.4)%
(130,854)	Apple, Inc.	(24,129,478)
(30,300)	Arista Networks, Inc.	(7,838,004)
(44,807)	Garmin Ltd.	(5,353,988)
(127,265)	Seagate Technology Holdings PLC	(10,904,065)
		(48,225,535)
	TECHNOLOGY SERVICES - (1.8)%
(30,731)	Affirm Holdings, Inc.	(1,244,913)
(13,215)	Automatic Data Processing, Inc.	(3,247,983)
(39,050)	Coinbase Global, Inc., Class A	(5,006,210)
(3,309)	Fair Isaac Corporation	(3,966,928)
(54,769)	Insight Enterprises, Inc.	(10,118,025)
(156,350)	Riot Blockchain, Inc.	(1,704,215)
		(25,288,274)
	TELECOMMUNICATIONS - (0.5)%
(90,971)	Cogent Communications Holdings, Inc.	(7,022,961)

	TRANSPORTATION & LOGISTICS - (1.2)%
(10,724)	Old Dominion Freight Line, Inc.	(4,193,298)

INVENOMIC FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
January 31, 2024

Shares		Fair Value
	COMMON STOCKS SOLD SHORT — (91.1)% (Continued)
	TRANSPORTATION & LOGISTICS - (1.2)% (Continued)
(21,209)	Saia, Inc.	$ (9,556,351)
(250,218)	SFL Corp Ltd.	(3,045,153)
		(16,794,802)
	TRANSPORTATION EQUIPMENT - (0.3)%
(49,465)	PACCAR, Inc.	(4,965,791)

	WHOLESALE - DISCRETIONARY - (0.6)%
(174,970)	Copart, Inc.	(8,405,559)

	TOTAL SECURITIES SOLD SHORT - (Proceeds - $1,221,626,813)	$ (1,303,907,956)

A.B.	- Aktiebolag
ADR	- American Depositary Receipt
A.G.	- Aktiengesellschaft
ETF	- Exchange-Traded Fund
L.P.	- Limited Partnership
Ltd.	- Limited Company
N.V.	- Naamioze Vennootschap
PLC	- Public Limited Company
S.A.	- Société Anonyme
S.E.	- Societas Europeae
SPDR	- Standard & Poor's Depositary Receipt

(a)	Percentage rounds to less than 0.1%.
(b)	Non-income producing security.
(c)	The value of this security has been determined in good faith under policies of the Board of Trustees.
(d)	Rate disclosed is the seven day effective yield as of January 31, 2024.
(e)	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.
(f)	All or a portion of the security is segregated as collateral for short sales.